Consolidated Schedule of Investments (unaudited) March 31, 2020	BlackRock Inflation Protected Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Corporate Bonds — 0.2%

United States — 0.2%
Continental Resources, Inc., 3.80%, 06/01/24	USD	600	$308,639
Diamondback Energy, Inc., 3.50%, 12/01/29		1,100	747,915
Endeavor Energy Resources LP, 5.50%, 01/30/26(a)		1,000	690,210
Jagged Peak Energy LLC, 5.88%, 05/01/26		1,000	747,800
MPLX LP, (LIBOR USD 3 Month + 0.90%), 1.90%, 09/09/21(b)		322	304,269
Parsley Energy LLC, 5.38%, 01/15/25(a)		1,000	772,480
WPX Energy, Inc., 5.75%, 06/01/26		800	456,000

			4,027,313

Total Corporate Bonds — 0.2% (Cost: $5,924,843)			4,027,313

Foreign Government Obligations — 1.1%

Brazil — 0.1%
Federative Republic of Brazil, 4.50%, 05/30/29		1,048	1,079,112

Colombia — 0.0%
Republic of Colombia, 4.50%, 03/15/29		1,000	1,020,937

Indonesia — 0.1%
Republic of Indonesia, 2.85%, 02/14/30		1,638	1,586,690

Israel — 0.2%
State of Israel Government Bond, 3.88%, 07/03/50		3,968	4,077,120

Italy — 0.4%
Republic of Italy, 1.30%, 05/15/28(a)	EUR	7,519	8,336,263

Mexico — 0.2%
United Mexican States, 3.25%, 04/16/30	USD	3,360	3,170,160

Russia — 0.0%
Russian Federation, 4.38%, 03/21/29		800	856,000

Saudi Arabia — 0.1%
Kingdom of Saudi Arabia, 4.38%, 04/16/29		1,456	1,564,745

South Africa — 0.0%
Republic of South Africa, 4.85%, 09/30/29		456	371,640

Total Foreign Government Obligations — 1.1% (Cost: $21,379,213)			22,062,667

	Shares

Investment Companies — 1.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF*		289,000	35,694,390

Total Investment Companies — 1.8% (Cost: $34,553,566)			35,694,390

Security	Par (000)		Value

Non-Agency Mortgage-Backed Securities — 0.3%

Commercial Mortgage-Backed Securities — 0.3%

United States — 0.3%
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.31%, 04/10/49	USD	1,810	$1,853,992
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46		1,580	1,676,248
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5, 3.53%, 10/15/48		1,667	1,723,673
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A4, 3.64%, 12/15/59		2,024	2,113,516

			7,367,429

Total Non-Agency Mortgage-Backed Securities — 0.3% (Cost: $7,084,237)			7,367,429

U.S. Government Sponsored Agency Securities — 9.3%

Commercial Mortgage-Backed Securities — 2.0%(c)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates Variable Rate Notes, Series KL4F, Class A2AS, 3.68%, 10/25/25		2,982	3,356,917
Federal Home Loan Mortgage Corp. Variable Rate Notes:
Series 2015-K50, Class B, 3.78%, 10/25/48(a)		2,135	2,191,652
Series 2016-K60, Class B, 3.54%, 12/25/49(a)		2,000	1,883,652
Series 2017-K61, Class B, 3.68%, 12/25/49(a)		3,000	2,844,129
Series 2017-K62, Class B, 3.87%, 01/25/50(a)		2,500	2,393,288
Series 2017-K65, Class B, 4.07%, 07/25/50(a)		2,000	1,927,580
Series 2017-K66, Class B, 4.04%, 07/25/27(a)		1,729	1,661,171
Series 2017-K68, Class B, 3.84%, 10/25/49(a)		2,490	2,361,066
Series 2018-K73, Class B, 3.85%, 02/25/51(a)		1,350	1,274,672
Series 2018-K74, Class B, 4.09%, 02/25/51(a)		500	478,698
Series 2018-K82, Class B, 4.13%, 09/25/28(a)		2,043	1,947,952
Series 2018-K83, Class B, 4.28%, 10/25/28(a)		2,000	1,923,643
Series 2019-K103, Class B, 3.57%, 12/25/51(a)		717	634,707
Series 2019-K91, Class B, 4.25%, 04/25/51(a)		2,000	1,893,896
Series 2019-K94, Class B, 3.97%, 07/25/52(a)		2,000	1,850,693
Series 2019-K97, Class B, 3.76%, 09/25/51(a)		2,000	1,822,984
Series 2019-K99, Class B, 3.77%, 10/25/52(a)		2,178	1,963,194
Series 2020-K104, Class B, 3.54%, 02/25/52(a)		2,500	2,148,088

1

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Inflation Protected Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Series 2020-K737, Class B, 3.30%, 01/25/53(a)	USD	932	$866,883
Series W5FX, Class AFX, 3.09%, 04/25/28		2,500	2,783,816
Federal National Mortgage Association ACES Variable Rate Notes, Series 2017-M14, Class A2, 2.88%, 11/25/27		2,500	2,713,684

			40,922,365

Mortgage-Backed Securities — 7.3%
Uniform Mortgage-Backed Securities(d):
2.50%, 04/25/50		29,700	30,767,344
3.00%, 04/25/50		70,400	73,801,750
3.50%, 04/25/50		12,620	13,337,087
4.00%, 04/25/50		26,090	27,822,762

			145,728,943

Total U.S. Government Sponsored Agency Securities — 9.3% (Cost: $185,659,512)			186,651,308

U.S. Treasury Obligations — 121.4%
U.S. Treasury Bonds:
4.50%, 02/15/36		6,946	10,652,425
3.00%, 11/15/45		11,727	16,080,144
U.S. Treasury Inflation Linked Bonds:
2.38%, 01/15/25 - 01/15/27		70,299	79,247,781
2.00%, 01/15/26		31,473	35,008,761
1.75%, 01/15/28		34,529	39,253,686
3.63%, 04/15/28		38,680	49,757,705
2.50%, 01/15/29		26,082	31,979,370
3.88%, 04/15/29		13,651	18,387,765
3.38%, 04/15/32		10,522	14,851,859
2.13%, 02/15/40 - 02/15/41		32,184	44,876,545
0.75%, 02/15/42 - 02/15/45		71,240	80,706,633
0.63%, 02/15/43		23,487	25,784,405
1.38%, 02/15/44		35,381	45,350,161
1.00%, 02/15/46 - 02/15/48		52,209	63,843,633
0.88%, 02/15/47		26,010	30,962,855
1.00%, 02/15/49(e)		25,394	31,548,910
0.25%, 02/15/50		27,866	28,717,118
U.S. Treasury Inflation Linked Notes:
0.13%, 04/15/21 - 10/15/24(e)		351,551	352,204,858
0.63%, 07/15/21 - 01/15/26		308,730	312,173,885
0.13%, 01/15/22 - 07/15/26		412,862	410,057,046
0.38%, 07/15/23 - 07/15/27		263,629	268,601,550
0.50%, 04/15/24(e)		47,270	47,952,700
0.25%, 01/15/25(e)		150,378	151,728,253
0.50%, 01/15/28		68,015	70,835,446
0.75%, 07/15/28		56,521	60,442,657
0.88%, 01/15/29		49,241	53,487,175
0.25%, 07/15/29		37,699	39,142,502

Security	Par (000)		Value

U.S. Treasury Obligations (continued)
0.13%, 01/15/30	USD	27,072	$27,873,561

Total U.S. Treasury Obligations — 121.4% (Cost: $2,330,442,198)			2,441,509,389

Total Long-Term Investments — 134.1% (Cost: $2,585,043,569)			2,697,312,496

	Shares

Short-Term Securities — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(f)*		7,089,847	7,089,847

Total Short-Term Securities — 0.4% (Cost: $7,089,847)			7,089,847

Total Options Purchased — 0.1% (Cost: $214,961)			1,994,652

Total Investments Before Options Written, TBA Sale Commitments and Investments Sold Short — 134.6% (Cost: $2,592,348,377)			2,706,396,995

Total Options Written — (0.7)% (Premiums Received — $14,779,728)			(13,615,944)

	Par (000)

TBA Sale Commitments — (7.3)%
Uniform Mortgage-Backed Securities:(d)
2.50%, 04/25/50		29,700	(30,767,344)
3.00%, 04/25/50		70,400	(73,801,750)
3.50%, 04/25/50		12,620	(13,337,087)
4.00%, 04/25/50		26,090	(27,822,762)

Total TBA Sale Commitments — (7.3)% (Proceeds: $144,309,941)			(145,728,943)

Investments Sold Short — (0.9)%

U.S. Treasury Obligations — (0.9)%
U.S. Treasury Inflation Linked Notes, 0.13%, 01/15/30		17,547	(18,066,130)

Total U.S. Treasury Obligations — (0.9)% (Proceeds: $18,463,307)			(18,066,130)

Total Investments Sold Short — (0.9)% (Proceeds: $18,463,307)			(18,066,130)

Total Investments Net of Options Written, TBA Sale Commitments and Investments Sold Short — 125.7% (Cost: $2,414,795,401)			2,528,985,978

Liabilities in Excess of Other Assets — (25.7)%			(517,464,556)

Net Assets — 100.0%			$2,011,521,422

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

2

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Inflation Protected Bond Portfolio

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Represents or includes a TBA transaction.
(e)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(f)	Annualized 7-day yield as of period end.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	3,223,483	3,866,364	—	7,089,847	$7,089,847	$17,731	$—	$—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	289,000	—	289,000	35,694,390	—	—	1,140,824
iShares Short-Term Corporate Bond ETF(c)	—	54,097	(54,097)	—	—	—	4,153	—

					$42,784,237	$17,731	$4,153	$1,140,824

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)	As of period end, the entity is no longer held by the Fund.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
J.P. Morgan Securities LLC	(0.10)%	12/03/19	Open	$27,952,708	$28,104,584	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.08	03/03/20	Open	2,267,663	2,270,988	U.S. Treasury Obligations	Open/Demand
Bank of America Securities, Inc.	0.12	03/31/20	04/01/20	152,047,385	152,047,892	U.S. Treasury Obligations	Overnight
Bank of America Securities, Inc.	0.12	03/31/20	04/01/20	178,500,000	178,500,595	U.S. Treasury Obligations	Overnight
Bank of America Securities, Inc.	0.12	03/31/20	04/01/20	110,952,641	110,953,011	U.S. Treasury Obligations	Overnight
J.P. Morgan Securities LLC	(0.15)	03/31/20	04/01/20	32,201,000	32,200,866	U.S. Treasury Obligations	Overnight
J.P. Morgan Securities LLC	0.18	03/31/20	04/01/20	40,713,556	40,713,759	U.S. Treasury Obligations	Overnight

				$544,634,953	$544,791,695

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

3

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Inflation Protected Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Buxl	2	06/08/20	$463	$(4,248)
U.S. Treasury 2 Year Note	1	06/30/20	220	414

				(3,834)

Short Contracts
WTI Crude Oil (a)	40	05/18/20	980	378,057
Euro-Bund	44	06/08/20	8,371	(34,431)
U.S. Treasury 10 Year Note	126	06/19/20	17,475	(161,774)
U.S. Treasury 10 Year Ultra Note	483	06/19/20	75,363	(1,841,062)
U.S. Treasury Long Bond	59	06/19/20	10,565	104,795
U.S. Treasury Ultra Bond	87	06/19/20	19,303	138,228
U.S. Treasury 5 Year Note	2,519	06/30/20	315,780	(1,806,730)

				(3,222,917)

				$(3,226,751)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	107,758	USD	1,000	Morgan Stanley & Co. International plc	04/02/20	$2
USD	555,000	EUR	495,526	Standard Chartered Bank	04/02/20	8,484
USD	555,000	GBP	432,809	Morgan Stanley & Co. International plc	04/02/20	17,407
USD	1,112,000	GBP	869,184	Standard Chartered Bank	04/02/20	32,387
USD	555,000	HUF	166,346,404	BNP Paribas SA	04/02/20	46,439
USD	1,112,000	HUF	341,020,932	HSBC Bank plc	04/02/20	69,417
USD	555,000	JPY	59,584,855	Bank of America NA	04/02/20	851
USD	833,000	MXN	16,184,160	Bank of America NA	04/02/20	150,772
USD	833,000	MXN	16,242,042	Goldman Sachs International	04/02/20	148,332
USD	1,000	MXN	19,732	UBS AG	04/02/20	168
USD	555,000	SEK	5,216,147	Goldman Sachs International	04/02/20	27,720
USD	1,111,000	SEK	10,747,296	State Street Bank and Trust Co.	04/02/20	24,597
USD	833,000	ZAR	12,853,606	Goldman Sachs International	04/02/20	114,339
USD	834,000	ZAR	12,835,753	Morgan Stanley & Co. International plc	04/02/20	116,337
EUR	1,660,000	USD	1,830,552	UBS AG	04/03/20	314
USD	735,744	EUR	663,000	BNP Paribas SA	04/03/20	4,501
USD	1,206,241	EUR	1,068,000	Goldman Sachs International	04/03/20	28,311
USD	833,000	IDR	11,834,131,120	BNP Paribas SA	04/03/20	107,023
USD	833,000	IDR	11,843,594,000	JPMorgan Chase Bank NA	04/03/20	106,443
USD	1,000	IDR	14,507,500	Royal Bank of Canada	04/03/20	110
USD	1,000	RUB	67,016	Credit Suisse International	04/03/20	147
USD	1,666,000	RUB	110,446,920	Goldman Sachs International	04/03/20	259,963
USD	833,000	INR	61,713,638	JPMorgan Chase Bank NA	04/07/20	20,823
USD	1,000	INR	74,075	Royal Bank of Canada	04/07/20	25
USD	833,000	INR	61,350,617	Toronto Dominion Bank	04/07/20	25,601
AUD	32,562,789	USD	20,000,000	JPMorgan Chase Bank NA	04/14/20	30,660
CAD	28,245,100	USD	20,000,000	Citibank NA	04/14/20	73,180
EUR	18,189,176	USD	20,000,000	Deutsche Bank AG	04/14/20	69,352
USD	5,000,000	CAD	7,034,097	Canadian Imperial Bank of Commerce	04/14/20	1,021
USD	1,244,010	EUR	1,126,000	UBS AG	05/05/20	474

						1,485,200

EUR	748,130	USD	833,000	Bank of America NA	04/02/20	(7,888)
EUR	744,856	USD	833,000	Morgan Stanley & Co. International plc	04/02/20	(11,499)

4

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Inflation Protected Bond Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	650,712	USD	834,000	Morgan Stanley & Co. International plc	04/02/20	$(25,751)
GBP	650,498	USD	833,000	Toronto Dominion Bank	04/02/20	(25,017)
HUF	250,566,400	USD	833,000	Bank of America NA	04/02/20	(66,958)
HUF	251,325,180	USD	833,000	HSBC Bank plc	04/02/20	(64,639)
HUF	301,264	USD	1,000	UBS AG	04/02/20	(79)
JPY	178,455,630	USD	1,666,000	Morgan Stanley & Co. International plc	04/02/20	(6,334)
MXN	10,704,609	USD	555,000	Goldman Sachs International	04/02/20	(103,758)
MXN	22,104,406	USD	1,112,000	Royal Bank of Canada	04/02/20	(180,209)
SEK	7,865,671	USD	833,000	Morgan Stanley & Co. International plc	04/02/20	(37,889)
SEK	7,902,016	USD	833,000	State Street Bank and Trust Co.	04/02/20	(34,215)
USD	1,111,000	EUR	1,008,711	JPMorgan Chase Bank NA	04/02/20	(1,507)
USD	1,112,000	JPY	119,762,844	Toronto Dominion Bank	04/02/20	(1,814)
ZAR	8,516,414	USD	555,000	Morgan Stanley & Co. International plc	04/02/20	(78,837)
ZAR	17,565,327	USD	1,112,000	Natwest Markets plc	04/02/20	(129,901)
EUR	1,126,000	USD	1,242,316	UBS AG	04/03/20	(415)
IDR	7,834,235,700	USD	555,000	BNP Paribas SA	04/03/20	(74,401)
IDR	16,225,303,200	USD	1,112,000	Morgan Stanley & Co. International plc	04/03/20	(116,643)
RUB	36,477,134	USD	555,000	Goldman Sachs International	04/03/20	(90,630)
RUB	75,096,152	USD	1,112,000	Natwest Markets plc	04/03/20	(155,993)
USD	1,161,928	EUR	1,091,000	Standard Chartered Bank	04/03/20	(41,370)
INR	40,620,450	USD	555,000	JPMorgan Chase Bank NA	04/06/20	(19,946)
INR	81,236,604	USD	1,112,000	Toronto Dominion Bank	04/07/20	(42,893)
GBP	16,061,033	USD	20,000,000	Morgan Stanley & Co. International plc	04/14/20	(46,170)
USD	5,000,000	AUD	8,244,526	Bank of America NA	04/14/20	(71,534)
USD	10,000,000	AUD	16,602,994	Goldman Sachs International	04/14/20	(213,159)
USD	5,000,000	AUD	8,231,604	JPMorgan Chase Bank NA	04/14/20	(63,586)
USD	5,000,000	CAD	7,036,325	Citibank NA	04/14/20	(563)
USD	10,000,000	CAD	14,143,900	Credit Suisse International	04/14/20	(51,762)
USD	5,000,000	EUR	4,534,674	Bank of America NA	04/14/20	(3,414)
USD	15,000,000	EUR	13,641,554	State Street Bank and Trust Co.	04/14/20	(51,652)
USD	5,000,000	GBP	4,088,475	Morgan Stanley & Co. International plc	04/14/20	(79,420)
USD	5,000,000	GBP	4,094,213	State Street Bank and Trust Co.	04/14/20	(86,549)
USD	10,000,000	GBP	8,173,066	UBS AG	04/14/20	(154,015)
USD	2,218,011	EUR	2,054,000	JPMorgan Chase Bank NA	04/20/20	(48,917)
USD	4,466,468	EUR	4,067,000	UBS AG	04/20/20	(22,138)

						(2,211,465)

Net Unrealized Depreciation						$(726,265)

OTC Currency Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	Bank of America NA	05/11/20	GBP	0.86	EUR	35,000	$1,293,518
EUR Currency	JPMorgan Chase Bank NA	05/11/20	GBP	0.88	EUR	35,000	701,134

							$1,994,652

Inflation Rate Caps

Reference Entity	Fund Pays	Fund Receives	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA (HICPx)	Maximum of HICPx for January 2022 divided by HIPCx for January 2012 minus 2.50% or $0	Upfront premium and payment at expiration	Deutsche Bank AG	04/26/22	EUR	14,495	$(3)	$(1,014,650)	$1,014,647

5

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Inflation Protected Bond Portfolio

OTC Currency Options Written

Description	Counterparty	Expiration Date		Exercise Price	Notional Amount (000)		Value
Call
EUR Currency	Bank of America NA	05/11/20	GBP	0.88	EUR	35,000	$(701,134)
EUR Currency	JPMorgan Chase Bank NA	05/11/20	GBP	0.86	EUR	35,000	(1,293,517)
USD Currency	JPMorgan Chase Bank NA	09/29/20	JPY	107.00	USD	35,000	(950,072)

							(2,944,723)

Put
USD Currency	JPMorgan Chase Bank NA	09/29/20	JPY	107.00	USD	35,000	(962,672)

							$(3,907,395)

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value

Call
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.71%	Semi-Annual	Deutsche Bank AG	09/10/20	0.71%	USD	55,500	$(1,218,571)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.83%	Semi-Annual	Deutsche Bank AG	09/10/20	0.83	USD	11,000	(308,670)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.71%	Semi-Annual	Citibank NA	09/23/20	0.71	USD	6,750	(151,731)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.72%	Semi-Annual	Barclays Bank plc	09/23/20	0.72	USD	6,750	(153,333)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.74%	Semi-Annual	BNP Paribas SA	09/24/20	0.74	USD	20,000	(480,850)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.77%	Semi-Annual	BNP Paribas SA	09/25/20	0.77	USD	47,000	(1,205,012)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.78%	Semi-Annual	BNP Paribas SA	09/25/20	0.78	USD	24,000	(624,103)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.65%	Semi-Annual	BNP Paribas SA	09/30/20	0.65	USD	44,000	(873,081)

										(5,015,351)

Put
10-Year Interest Rate Swap(a)	0.71%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	09/10/20	0.71	USD	55,500	(1,234,686)
10-Year Interest Rate Swap(a)	0.83%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	09/10/20	0.83	USD	11,000	(184,478)
10-Year Interest Rate Swap(a)	0.71%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	09/23/20	0.71	USD	6,750	(152,882)
10-Year Interest Rate Swap(a)	0.72%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	09/23/20	0.72	USD	6,750	(151,174)
10-Year Interest Rate Swap(a)	0.74%	Semi-Annual	3 month LIBOR	Quarterly	BNP Paribas SA	09/24/20	0.74	USD	20,000	(422,799)
10-Year Interest Rate Swap(a)	0.77%	Semi-Annual	3 month LIBOR	Quarterly	BNP Paribas SA	09/25/20	0.77	USD	47,000	(926,297)
10-Year Interest Rate Swap(a)	0.78%	Semi-Annual	3 month LIBOR	Quarterly	BNP Paribas SA	09/25/20	0.78	USD	24,000	(465,301)
10-Year Interest Rate Swap(a)	0.65%	Semi-Annual	3 month LIBOR	Quarterly	BNP Paribas SA	09/30/20	0.65	USD	44,000	(1,155,578)

										(4,693,195)

										$(9,708,546)

(a)	Forward settling swaption.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1.59%	At Termination	1 day REPO_CORRA	At Termination	06/03/20	(a)	07/15/20	CAD	51,669	$(58,490)	$—	$(58,490)
1.57%	At Termination	1 day REPO_CORRA	At Termination	06/03/20	(a)	07/15/20	CAD	61,324	(68,216)	—	(68,216)
1.69%	At Termination	1 day REPO_CORRA	At Termination	07/15/20	(a)	09/09/20	CAD	103,650	(169,002)	(123,456)	(45,546)
1 day REPO_CORRA	At Termination	1.69%	At Termination	07/15/20	(a)	09/09/20	CAD	188,455	307,277	—	307,277
2.58%	Semi-Annual	3 month BA	Semi-Annual	N/A		12/03/21	CAD	2,417	(56,639)	—	(56,639)
6 month CIBOR	Semi-Annual	0.12%	Annual	N/A		12/06/21	DKK	14,248	9,817	209	9,608

6

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Inflation Protected Bond Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3 month STIBOR	Quarterly	0.17%	Annual	N/A		12/06/21	SEK	19,819	$2,539	$162	$2,377
3.01%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/07/21	USD	1,831	(94,958)	(278)	(94,680)
1.92%	Annual	6 month NIBOR	Semi-Annual	N/A		11/01/22	NOK	10,385	(29,171)	—	(29,171)
6 month EURIBOR	Semi-Annual	(0.26)%	Annual	N/A		01/09/23	EUR	1,842	3,342	(51)	3,393
(0.75)%	Annual	6 month CHF LIBOR	Semi-Annual	02/21/22	(a)	02/21/23	CHF	10,170	19,128	—	19,128
2.62%	Semi-Annual	3 month BA	Semi-Annual	N/A		12/03/23	CAD	1,484	(68,758)	(116)	(68,642)
6 month CIBOR	Semi-Annual	0.42%	Annual	N/A		12/06/23	DKK	8,607	24,875	540	24,335
3 month STIBOR	Quarterly	0.51%	Annual	N/A		12/06/23	SEK	12,020	18,066	300	17,766
3.00%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/07/23	USD	1,130	(116,395)	(423)	(115,972)
6 month CHF LIBOR	Semi-Annual	(0.66)%	Annual	02/20/23	(a)	02/20/24	CHF	10,105	(23,282)	—	(23,282)
1.77%	Annual	6 month NIBOR	Semi-Annual	N/A		06/05/24	NOK	9,045	(40,895)	—	(40,895)
6 month CHF LIBOR	Semi-Annual	(0.60)%	Annual	N/A		02/04/25	CHF	1,005	(4,257)	26	(4,283)
6 month CIBOR	Semi-Annual	1.03%	Annual	N/A		12/06/28	DKK	4,439	54,122	1,099	53,023
3.08%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/07/28	USD	605	(130,929)	(295)	(130,634)
1.86%	Annual	6 month NIBOR	Semi-Annual	N/A		06/05/29	NOK	4,958	(39,452)	—	(39,452)
6 month CHF LIBOR	Semi-Annual	(0.59)%	Annual	N/A		09/05/29	CHF	620	(21,952)	—	(21,952)
6 month EURIBOR	Semi-Annual	0.06%	Annual	N/A		11/06/29	EUR	553	7,028	—	7,028
2.07%	Semi-Annual	3 month BA	Semi-Annual	N/A		01/09/30	CAD	737	(46,960)	—	(46,960)
3 month LIBOR	Quarterly	0.69%	Semi-Annual	04/01/20	(a)	04/01/30	USD	10,000	(26,713)	—	(26,713)
2.91%	Semi-Annual	3 month BA	Semi-Annual	N/A		12/03/48	CAD	335	(86,712)	(81)	(86,631)
6 month EURIBOR	Semi-Annual	1.46%	Annual	N/A		12/04/48	EUR	234	96,001	5	95,996
1.73%	Semi-Annual	6 month GBP LIBOR	Semi-Annual	N/A		12/04/48	GBP	175	(67,671)	238	(67,909)
6 month CIBOR	Semi-Annual	1.53%	Annual	N/A		12/06/48	DKK	1,721	94,160	96	94,064
3 month STIBOR	Quarterly	1.68%	Annual	N/A		12/06/48	SEK	2,496	79,101	339	78,762
3.19%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/07/48	USD	262	(160,647)	(228)	(160,419)

									$(595,643)	$(121,914)	$(473,729)

(a)	Forward swap.

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1.70%	At Termination	1 month USCPI	At Termination	08/15/24	USD	20,600	$(1,084,469)	$—	$(1,084,469)
3.46%	At Termination	UK Retail Price Index All Items Monthly	At Termination	11/15/27	GBP	23,810	(1,171,461)	—	(1,171,461)
1.20%	At Termination	1 month HICPXT	At Termination	01/15/30	EUR	3,820	(287,726)	—	(287,726)
UK Retail Price Index All
Items Monthly	At Termination	3.48%	At Termination	01/15/30	GBP	1,880	55,389	—	55,389
1.05%	At Termination	1 month HICPXT	At Termination	02/15/30	EUR	2,070	(116,757)	—	(116,757)
UK Retail Price Index All
Items Monthly	At Termination	3.27%	At Termination	03/15/30	GBP	910	(7,475)	—	(7,475)
UK Retail Price Index All
Items Monthly	At Termination	3.55%	At Termination	11/15/32	GBP	23,810	2,549,736	—	2,549,736
UK Retail Price Index All
Items Monthly	At Termination	3.60%	At Termination	11/15/42	GBP	14,345	5,538,103	—	5,538,103
		UK Retail Price Index All
3.55%	At Termination	Items Monthly	At Termination	11/15/47	GBP	14,345	(8,631,870)	—	(8,631,870)
UK Retail Price Index All
Items Monthly	At Termination	3.51%	At Termination	02/15/48	GBP	80	46,376	1,556	44,820

							$(3,110,154)	$1,556	$(3,111,710)

7

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Inflation Protected Bond Portfolio

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
1 day REPO_CORRA	Canadian Overnight Repo Rate	0.19%
1 month HICPXT	Harmonized Index Of Consumer Prices Excluding Tobacco	0.17
1 month USCPI	U.S. Consumer Price Index	2.30
3 month BA	Canadian Bankers Acceptances	1.25
3 month LIBOR	London Interbank Offered Rate	1.45
3 month STIBOR	Stockholm Interbank Offered Rate	0.31
6 month CHF LIBOR	London Interbank Offered Rate	(0.57)
6 month CIBOR	Copenhagen Interbank Offered Rate	0.01
6 month EURIBOR	Euro Interbank Offered Rate	(0.29)
6 month GBP LIBOR	London Interbank Offered Rate	0.73
6 month NIBOR	Nigerian Interbank Offered rate	1.00

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone

RUB	New Russian Ruble

SEK	Swedish Krona

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

BA	Canadian Bankers Acceptances

CIBOR	Copenhagen Interbank Offered Rate

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

NIBOR	Norwegian Interbank Offered Rate

OTC	Over-the-counter

REPO_CORRA	Canadian Overnight Repo Rate

STIBOR	Stockholm Interbank Offered Rate

TBA	To-be-announced

USCPI	U.S Consumer Price Index

WTI	West Texas Intermediate

8

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Inflation Protected Bond Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Corporate Bonds (a)	$—	$4,027,313	$—	$4,027,313
Foreign Government Obligations (a)	—	22,062,667	—	22,062,667
Investment Companies	35,694,390	—	—	35,694,390
Non-Agency Mortgage-Backed Securities (a)	—	7,367,429	—	7,367,429
U.S. Government Sponsored Agency Securities	—	186,651,308	—	186,651,308
U.S. Treasury Obligations	—	2,441,509,389	—	2,441,509,389
Short-Term Securities	7,089,847	—	—	7,089,847
Options Purchased:
Foreign currency exchange contracts	—	1,994,652	—	1,994,652
Liabilities:
Investments:
Investment Sold Short	—	(18,066,130)	—	(18,066,130)
TBA Sale Commitments	—	(145,728,943)	—	(145,728,943)

	$42,784,237	$2,499,817,685	$—	$2,542,601,922

Derivative Financial Instruments (b)
Assets:
Commodity contracts	$378,057	$—	$—	$378,057
Foreign currency exchange contracts	—	1,485,200	—	1,485,200
Interest rate contracts	243,437	712,757	—	956,194
Other contracts	—	8,188,048	—	8,188,048
Liabilities:
Foreign currency exchange contracts	—	(6,118,860)	—	(6,118,860)
Interest rate contracts	(3,848,245)	(10,895,032)	—	(14,743,277)
Other contracts	—	(11,299,761)	—	(11,299,761)

	$(3,226,751)	$(17,927,648)	$—	$(21,154,399)

(a)	See above Consolidated Schedule of Investments for values in each country.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

9

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Inflation Protected Bond Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, Reverse Repurchase Agreements of $544,791,695 are categorized as Level 2 within the disclosure hierarchy.

10